SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policy [Line Items]
Total	$ 247,396	$ 175,019	$ 12,258
Less: Accumulated depreciation	42,738	16,909	8,737
Total Fixed Assets, Net	204,658	158,110	3,521
Computers and office equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	126,234	61,505	12,258
Leasehold Improvements [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	23,874	23,614
Manufacturing Tooling [Member]
Summary Of Significant Accounting Policy [Line Items]
Total	$ 97,288	$ 89,900